Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.64%
Communication services: 3.50%
Entertainment: 2.12%
Liberty Media Corp.-Liberty Live Class C†	23,069	$862,550
TKO Group Holdings, Inc.	11,529	940,536
		1,803,086
Interactive media & services: 1.38%
IAC, Inc.†	22,518	1,179,493
Consumer discretionary: 6.23%
Broadline retail: 1.28%
Global-E Online Ltd.†	27,520	1,090,618
Hotels, restaurants & leisure: 2.96%
Papa John’s International, Inc.	19,284	1,470,020
Wingstop, Inc.	4,090	1,049,412
		2,519,432
Leisure products: 1.99%
Games Workshop Group PLC	13,449	1,691,991
Consumer staples: 4.50%
Beverages: 1.98%
Celsius Holdings, Inc.†	12,152	662,527
MGP Ingredients, Inc.	10,346	1,019,288
		1,681,815
Personal care products: 2.52%
BellRing Brands, Inc.†	18,621	1,032,162
Coty, Inc. Class A†	89,808	1,115,415
		2,147,577
Energy: 1.94%
Energy equipment & services: 1.94%
Noble Corp. PLC	21,869	1,053,211
Transocean Ltd.†	93,807	595,674
		1,648,885
Financials: 5.11%
Capital markets: 2.02%
Morningstar, Inc.	5,992	1,715,150
Financial services: 3.09%
Shift4 Payments, Inc. Class A†	16,935	1,258,948
StoneCo Ltd. Class A†	76,168	1,373,309
		2,632,257
Health care: 18.04%
Biotechnology: 3.38%
Ascendis Pharma AS ADR†	5,811	731,895
See accompanying notes to portfolio of investments
Allspring Discovery Small Cap Growth Fund | 1

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Biotechnology(continued)
Geron Corp.†	130,483	$275,319
Halozyme Therapeutics, Inc.†	27,788	1,027,045
Natera, Inc.†	13,438	841,756
		2,876,015
Health care equipment & supplies: 8.07%
Axonics, Inc.†	17,113	1,064,942
Inari Medical, Inc.†	10,235	664,456
Inspire Medical Systems, Inc.†	3,335	678,439
iRhythm Technologies, Inc.†	13,979	1,496,312
Lantheus Holdings, Inc.†	15,520	962,240
Shockwave Medical, Inc.†	5,467	1,041,792
TransMedics Group, Inc.†	12,205	963,341
		6,871,522
Health care providers & services: 3.76%
HealthEquity, Inc.†	26,019	1,725,060
Option Care Health, Inc.†	43,840	1,476,969
		3,202,029
Life sciences tools & services: 2.83%
MaxCyte, Inc.†	108,005	507,624
Repligen Corp.†	4,674	840,385
Stevanato Group SpA	38,830	1,059,671
		2,407,680
Industrials: 28.79%
Aerospace & defense: 1.08%
AAR Corp.†	14,701	917,342
Building products: 3.18%
AAON, Inc.	20,201	1,492,248
Advanced Drainage Systems, Inc.	8,611	1,211,051
		2,703,299
Commercial services & supplies: 5.32%
Casella Waste Systems, Inc. Class A†	27,160	2,321,094
Tetra Tech, Inc.	13,225	2,207,649
		4,528,743
Electrical equipment: 3.23%
Allient, Inc.	32,547	983,245
Shoals Technologies Group, Inc. Class A†	46,499	722,594
Vertiv Holdings Co.	21,801	1,047,102
		2,752,941
Ground transportation: 1.61%
Saia, Inc.†	3,122	1,368,123
See accompanying notes to portfolio of investments
2 | Allspring Discovery Small Cap Growth Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Machinery: 4.59%
Esab Corp.	12,096	$1,047,756
ESCO Technologies, Inc.	11,073	1,295,873
RBC Bearings, Inc.†	5,489	1,563,761
		3,907,390
Professional services: 4.67%
ICF International, Inc.	9,211	1,235,103
Parsons Corp.†	10,139	635,817
Paylocity Holding Corp.†	6,490	1,069,876
WNS Holdings Ltd. ADR†	16,424	1,037,997
		3,978,793
Trading companies & distributors: 5.11%
Applied Industrial Technologies, Inc.	9,685	1,672,503
SiteOne Landscape Supply, Inc.†	10,305	1,674,562
Xometry, Inc. Class A†	27,993	1,005,229
		4,352,294
Information technology: 23.99%
Electronic equipment, instruments & components: 4.97%
Littelfuse, Inc.	4,099	1,096,729
Nayax Ltd.†	37,885	719,415
nLight, Inc.†	56,558	763,533
Novanta, Inc.†	9,825	1,654,628
		4,234,305
IT services: 4.55%
Endava PLC ADR†	19,587	1,524,848
Globant SA†	5,335	1,269,623
Keywords Studios PLC	50,729	1,074,678
		3,869,149
Semiconductors & semiconductor equipment: 4.57%
Axcelis Technologies, Inc.†	4,792	621,474
Impinj, Inc.†	10,133	912,274
indie Semiconductor, Inc. Class A†	65,646	532,389
Lattice Semiconductor Corp.†	10,007	690,383
Onto Innovation, Inc.†	7,423	1,134,977
		3,891,497
Software: 9.90%
BILL Holdings, Inc.†	10,011	816,797
CCC Intelligent Solutions Holdings, Inc.†	147,826	1,683,738
Clearwater Analytics Holdings, Inc. Class A†	65,945	1,320,878
Confluent, Inc. Class A†	24,720	578,448
Descartes Systems Group, Inc.†	14,815	1,245,349
Sprout Social, Inc. Class A†	22,722	1,396,040
Workiva, Inc.†	13,669	1,387,814
		8,429,064
See accompanying notes to portfolio of investments
Allspring Discovery Small Cap Growth Fund | 3

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Materials: 3.19%
Chemicals: 0.58%
Aspen Aerogels, Inc.†	31,507	$497,180
Metals & mining: 2.61%
ATI, Inc.†	29,713	1,351,050
Carpenter Technology Corp.	12,251	867,371
		2,218,421
Real estate: 3.35%
Industrial REITs : 2.08%
Rexford Industrial Realty, Inc.	31,580	1,771,638
Real estate management & development: 1.27%
DigitalBridge Group, Inc.	61,587	1,080,236
Total common stocks (Cost $66,390,603)		83,967,965

		Yield
Short-term investments: 0.64%
Investment companies: 0.64%
Allspring Government Money Market Fund Select Class♠∞		5.28%	543,873	543,873
Total short-term investments (Cost $543,873)				543,873
Total investments in securities (Cost $66,934,476)	99.28%			84,511,838
Other assets and liabilities, net	0.72			615,958
Total net assets	100.00%			$85,127,796

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,883,609	$21,982,091	$(25,321,827)	$0	$0	$543,873	543,873	$105,161
See accompanying notes to portfolio of investments
4 | Allspring Discovery Small Cap Growth Fund

Notes to portfolio of investments—December 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Discovery Small Cap Growth Fund | 5

Notes to portfolio of investments—December 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,982,579	$0	$0	$2,982,579
Consumer discretionary	5,302,041	0	0	5,302,041
Consumer staples	3,829,392	0	0	3,829,392
Energy	1,648,885	0	0	1,648,885
Financials	4,347,407	0	0	4,347,407
Health care	15,357,246	0	0	15,357,246
Industrials	24,508,925	0	0	24,508,925
Information technology	19,704,600	719,415	0	20,424,015
Materials	2,715,601	0	0	2,715,601
Real estate	2,851,874	0	0	2,851,874
Short-term investments
Investment companies	543,873	0	0	543,873
Total assets	$83,792,423	$719,415	$0	$84,511,838
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Discovery Small Cap Growth Fund